Quarterly Financial Information - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Total Operating Revenue	$ 1,056	$ 1,389	$ 1,057	$ 1,123	$ 1,049	$ 1,424	$ 1,171	$ 1,320		$ 4,625	$ 4,964	$ 5,407
Total Operating Expenses	953	1,188	933	1,010	956	1,238	1,023	1,194		4,084	4,411	4,881
Operating Income	103	201	124	113	93	186	148	126		541	553	526
Other Expenses	(57)	(57)	(52)	(54)	(60)	(57)	(50)	(50)		(220)	(217)	(449)
Income From Continuing Operations Before Income Tax Expense	46	144	72	59	33	129	98	76		321	336	77
Income Tax Expense (Benefit) Related to Continuing Operations	11	57	26	9	10	58	19	27	15	103	114	(14)
Net Income from Continuing Operations	35	87	46	50	23	71	79	49		218	222	91
Income (Loss) From Discontinued Operations, net of taxes	8	25	16	18	(4)	9	15	15		67	35	(59)
Net income	$ 43	$ 112	$ 62	$ 68	$ 19	$ 80	$ 94	$ 64		$ 285	$ 257	$ 32
Basic Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	$ 0.15	$ 0.38	$ 0.20	$ 0.22						$ 0.95	$ 0.98	$ 0.41
Earnings Per Share of Common Stock from Discontinued Operations	$ 0.03	$ 0.11	$ 0.07	$ 0.08						$ 0.30	$ 0.16	$ (0.27)
Basic earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30						$ 1.25	$ 1.14	$ 0.14
Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	$ 0.15	$ 0.38	$ 0.20	$ 0.22						$ 0.95	$ 0.98	$ 0.41
Earnings Per Share of Common Stock from Discontinued Operations	$ 0.03	$ 0.11	$ 0.07	$ 0.08						$ 0.29	$ 0.16	$ (0.27)
Diluted earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30						$ 1.24	$ 1.14	$ 0.14
Cash Dividends Per Share of Common Stock	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27		$ 1.08	$ 1.08	$ 1.08
Basic and Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations					$ 0.10	$ 0.31	$ 0.35	$ 0.22			$ 0.98
Earnings (Loss) Per Share of Common Stock from Discontinued Operations					$ (0.02)	$ 0.04	$ 0.07	$ 0.06			$ 0.16
Basic and Diluted Earnings Per Share of Common Stock					$ 0.08	$ 0.35	$ 0.42	$ 0.28			$ 1.14